Income Tax - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2019
Disclosure of Income Tax
Applicable tax rate	30.00%	30.00%	30.00%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 1,919,720	$ 2,049,327	$ 2,587,954	$ 1,919,720	$ 1,919,720
Country of domicile [member]
Disclosure of Income Tax
Applicable tax rate					30.00%
Foreign countries [member]
Disclosure of Income Tax
Applicable tax rate			35.00%	21.00%